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J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax: (860) 580-4844

Neil.McMurdie@us.ing.com

December 6, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Attn:  Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Multiple Sponsored Retirement Options 403(b), 457, 401(a) and 401(k)
File Nos.: 333-01107* and 811-02513

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•         The form of the Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•         The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 3, 2010.

If you have any questions, please call the undersigned at 860-580-2824 or Nicole Molleur at
860-580-2826.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

*

Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 33-88720, 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75986, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation